Property, Plant and Equipment - Summary of Property, Plant and Equipment Depreciated Useful Lives (Detail) - Buildings and improvements [member]	12 Months Ended
Dec. 31, 2019
Bottom of range [member] | Main plant buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	10 years
Bottom of range [member] | Cleanrooms [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	10 years
Bottom of range [member] | Others [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	3 years
Bottom of range [member] | Machinery and equipment1 [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	2 years
Bottom of range [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	2 years
Top of range [member] | Main plant buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	55 years
Top of range [member] | Cleanrooms [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	20 years
Top of range [member] | Others [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	20 years
Top of range [member] | Machinery and equipment1 [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	10 years
Top of range [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	20 years